Annual Total Returns [BarChart] - Nuveen Kentucky Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.66%
Annual Return 2011	9.86%
Annual Return 2012	7.12%
Annual Return 2013	(3.76%)
Annual Return 2014	9.66%
Annual Return 2015	3.11%
Annual Return 2016	0.22%
Annual Return 2017	4.24%
Annual Return 2018	0.71%
Annual Return 2019	7.08%